EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses dated May 1, 2012 of EQ Advisors Trust filed under Rule 497(c) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on May 1, 2012 (Accession No. 0001193125-12-199746) with respect to the EQ/Intermediate Government Bond Portfolio.